Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of December 31, 2022 and 2021, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	811,705,022		13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120
Acquisitions	16,202,848		57,182	4,008,698	31,584,832	287,710	4,630,358	974,167	326,998	122,214,783	57,092	—	180,344,668
Reclassifications	3,218,834		—	(507,065)	64,049	115	(2,931,778)	2,049	130,971	127,142	276,866	524,679	905,862
Impairment presentation (2)	113,522,135		(1,217)	24,292,290	121,070,386	9,817,972	67,305,005	(328,799)	6,303,440	36,777,946	—	—	378,759,158
Capitalization	8,292,881		—	3,923,149	43,076,120	294,044	4,659,693	152,540	5,235,745	(65,840,388)	206,216	—	—
Disposals	(1,455,531)		—	(18,032,858)	(95,061,066)	—	(12,131,094)	(318,412)	(292,249)	(1,714,397)	—	(524,679)	(129,530,286)
Balances as of December 31, 2021	Ps.	951,486,189	13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	—	3,811,116,522
Acquisitions (3)	40,285,196		1,541,647	5,773,938	32,895,095	1,011,404	3,070,302	1,625,384	5,174,068	256,362,994	8,494,138		356,234,166
Reclassifications	44,338,725		—	2,137,001	1,972,298	410,847	2,859,195	(2,483,052)	(4,580,377)	4,805,227	—	—	49,459,864
Capitalization	30,301,243		—	13,363,116	71,078,360	2,330,895	3,353,495	3,449,069	1,136,196	(125,429,126)	416,752		—
Disposals	(6,351,833)		(249,248)	(22,967,437)	(7,500,609)	(71,787)	(4,804,995)	(560,452)	(706,237)	(3,646,240)	(402,694)	—	(47,261,532)
Translation effect	(6,222,641)		—	(98,865)	—	(527,227)	—	(531,847)	(260,670)	(11,502,781)	(148,894)	—	(19,292,925)
Balances as of December 31, 2022	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	—	4,150,256,095
Accumulated depreciation and amortization
Balances as of January 1, 2021	(520,582,198)		(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)
Depreciation and amortization	(39,126,110)		(395,756)	(16,731,217)	(56,070,192)	(1,846,486)	(16,627,864)	(2,008,187)	(625,553)	—	—	—	(133,431,365)
Reclassifications	(4,541,518)		15,413	(90,202)	(89,082)	5,701,953	51,568	59,141	103,085	(2,116,220)	—	—	(905,862)
Impairment presentation (2)	(113,522,135)		1,217	(24,292,290)	(121,070,386)	(9,817,972)	(67,305,005)	328,799	(6,303,440)	(36,777,946)	—	—	(378,759,158)
(Impairment)	(43,670,755)		—	(25,193,511)	(62,151,433)	—	(5,503,546)	—	(108,749)	(21,233,314)	—	—	(157,861,308)
Reversal of impairment	38,499,016		—	23,545,676	72,569,176	—	20,727,844	—	—	1,309,001	—	—	156,650,713
Disposals	453,965		—	7,300,538	65,307,692	—	8,820,911	261,910	85,648	—	—	—	82,230,664
Balances as of December 31, 2021	Ps.	(682,489,735)	(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	—	(2,536,583,915)
Depreciation and amortization	(37,384,421)		(547,660)	(15,409,615)	(65,167,740)	(1,830,509)	(15,680,102)	(2,852,884)	(898,884)	—	—	—	(139,771,815)
Reclassifications	(42,182,309)		—	(2,841,608)	(760,459)	(410,767)	(3,870,692)	734,738	(150,676)	21,909	—	—	(49,459,864)
(Impairment)	(108,615,658)		—	(31,883,718)	(41,479,729)	(23,573)	(33,606,850)	(18,121)	(4,244)	(1,937,358)	—	—	(217,569,251)
Reversal of impairment	73,048,067		—	11,943,309	25,541,788	—	20,099,267	—	—	3,398,799	—	—	134,031,230
Disposals	4,535,971		235,584	10,140,565	4,631,085	67,940	2,940,843	549,592	436,631	—	—	—	23,538,211
Translation effect	3,644,232		—	46,887	—	256,458	—	349,479	13,103	—	—	—	4,310,159
Balances as of December 31, 2022	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	—	(2,781,505,245)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2021	Ps.	268,996,454	7,267,028	259,038,544	305,091,542	24,855,535	151,810,657	4,615,348	13,474,475	194,617,031	44,765,993	—	1,274,532,607
Wells, pipelines, properties, plant and equipment—net as of December 31, 2022	Ps.	264,393,026	8,247,351	229,242,117	326,301,631	26,069,216	126,171,120	4,877,254	13,633,385	316,690,455	53,125,295	—	1,368,750,850
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—
(1)Mainly wells, pipelines and plants.
(2)To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.
(3)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).
A.As of December 31, 2022, 2021 and 2020, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 4,580,836, Ps. 3,106,007 and Ps. 3,893,248, respectively. Financing cost rates during 2022, 2021 and 2020 were 5.40% to 7.80%, 6.10% to 7.05% and 5.75% to 7.08%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2022, 2021 and 2020, recognized in operating costs and expenses, was Ps. 139,771,815, Ps. 133,431,365 and Ps. 129,631,820, respectively. These figures include Ps. 113,656,994, Ps. 108,509,633 and Ps.101,339,417 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2022, 2021 and 2020 of Ps. 224,327, Ps. 143,779 and Ps. 2,731,317, respectively.
C.As of December 31, 2022 and 2021, provisions relating to future plugging of wells costs amounted to Ps. 66,699,388 and Ps. 70,144,756, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2022, 2021 and 2020, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 10,630,314, Ps. 15,608,296 and Ps. 6,229,356, respectively (see Note 14).
E.As of December 31, 2022, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (14,982,766), Ps. 2,477,528 and Ps. 490,203, respectively, which was mainly plant.
F.As of December 31, 2022, 2021 and 2020, PEMEX recognized a net impairment of Ps. (83,538,021), Ps. (1,210,595) and Ps. (36,353,700), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2022	2021	2020
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(60,438,070)	34,562,831	35,031,541
Pemex Industrial Transformation	(25,615,351)	(32,153,192)	(71,761,571)
Pemex Logistics	2,121,045	(3,161,108)	426,560
PMI Azufre Industrial	—	—	42,214
Gas Bienestar	—	(282,452)	—
Pemex Fertilizers	—	—	(92,444)
MGAS	394,355	(176,674)	—
(Impairment) reversal of impairment, net	(83,538,021)	(1,210,595)	(36,353,700)
Cash-Generating Unit of Pemex Exploration and Production
As of December 31, 2022, 2021 and 2020, Pemex Exploration and Production recognized a net impairment, net reversal of impairment and net reversal of impairment of Ps. (60,438,070), Ps. 34,562,831, and Ps. 35,031,541, respectively, shown by GCUs as follows:

	2022		2021	2020
Cantarell	(48,371,891)		(5,782,224)	3,477,189
Chuc	(6,517,953)		26,962,488	8,348,556
Ixtal - Manik	(6,042,806)		481,673	(481,672)
Antonio J. Bermúdez	(5,510,789)		(1,815,596)	(9,705,730)
Aceite Terciario del Golfo	(2,870,820)		13,493,508	29,954,187
Tamaulipas Constituciones	(2,333,354)		684,766	(2,819,337)
Santuario El Golpe	(1,454,789)		—	—
Cárdenas-Mora	(1,150,448)		—	—
Lakach	(648,846)		(705,781)	(1,269,083)
Cuenca de Macuspana	(281,770)		38,939	735,920
Burgos	10,447,135		(12,517,196)	9,659,028
Tsimin Xux	2,268,459		(4,600,480)	3,920,244
Ébano (CEE)	1,298,911		(1,281,396)	—
Ogarrio Magallanes	530,061		(530,061)	—
Misión (CEE)	200,830		(908,043)	(574,047)
Crudo Ligero Marino	—		20,238,977	(2,141,285)
Arenque	—		803,257	(803,256)
Ayin - Alux	—		—	(3,269,173)
Total	Ps.	(60,438,070)	34,562,831	35,031,541
As of December 31, 2022, Pemex Exploration and Production recognized a net impairment of Ps. (60,438,070) mainly due to: (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 258,263,054, of which Ps. 160,892,540 are from the Cantarell CGU, Aceite Terciario del Golfo (“ATG”), Ixtal Manik, Antonio J. Bermúdez and Chuc CGUs; and (ii) the negative effect due to an exchange rate of Ps. 17,568,491, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.4143 = U.S.$1.00 as of December 31, 2022. These effects were partially offset by (i) an increase in crude oil prices, generating a positive effect of Ps. 157,896,123 mainly Burgos, Ogarrio Magallanes and Crudo Ligero Marino CGUs; (ii) an increase in the discount rate of Ps. 52,553,703, from 6.89% in 2021 to 9.31% in 2022, due to the increase in the debt component in the Weighted Average Cost of Capital ("WAAC") derived from the rise in global interest rates, which impacted PEMEX's benchmark rates that oil and gas industry uses to determine these discount rates, mainly in the Cantarell CGU due to the 30.5%
reduction in proved reserves as of January 31, 2023, from 683.83 MMBPCE as of December 31, 2021 to 474.96 MMBPCE as of December 31, 2022; and (iii) a positive tax effect of Ps. 4,943,649, due to lower income in proved reserves as of January 1, 2023 mainly in the Cantarell, ATG and Ixtal Maniak CGUs.
As of December 31, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 34,562,831 mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 143,823,094 mainly in ATG, Chuc, Crudo Ligero Marino and Ixtal Manik CGUs; (ii) the positive effect due to an exchange rate of Ps. 13,361,080, from Ps. 19.9478 = U.S.$1.00 as of December 31, 2020, to Ps. 20.5835 = U.S.$1.00 as of December 31, 2021; and (iii) a slight positive effect in the discount rate of Ps. 624,875, or in percentage terms, from 6.23% in 2020 to 6.89% in 2021. These effects were partially offset by (i) a decrease in production profiles volume in the barrel of crude oil equivalent of Ps. 34,944,968 and higher transportation and distribution costs of Ps. 67,992,525 mainly in Cantarell, Burgos, Antonio J. Bermúdez and Macuspana, CGUs; (ii) an increase in proven reserves in the new Ixachi, Quequi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields; (iii) a negative tax effect of Ps. 18,119,284, due to higher income as a result of an increase in hydrocarbon prices, exchange rate and an increase in the discount rate with respect to December 31, 2020 mainly in ATG, Chuc, Crudo Ligero Marino and Tsimin Xux CGUs; and (iv) an impairment of Ps. 2,189,440 in Exploration and Extraction Contracts for Misión and Ébano CGUs.
As of December 31, 2020, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 35,031,541, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 50,763,557 mainly in the Cantarell and ATG CGUs (ii) an increase in the volume of barrels of crude oil equivalent, generating an effect of Ps. 33,784,306 mainly in the ATG, Burgos and Crudo Ligero Marino CGUs. Additionally, there were increases in proven reserves in new fields, including Ixachi, Xikin, Jaatsul, Cheek, Uchbal, Tetl, Teekit, Suuk, Pokche and Mulach; (iii) the positive effect due to an exchange rate of Ps. 21,067,337, mainly in Cantarell, ATG and Burgos CGUs, from Ps. 18.8452 = U.S.$1.00 as of December 31, 2019 to Ps. 19.9478 = U.S.$1.00 as of December 31, 2020; and (iv) an increase in taxes of Ps. 3,844,410 was recognized due to a lower income in the production and price profiles as compared to December 31, 2019, impacting Antonio J. Bermúdez, Chuc and Tsimin Xux CGUs, among others. These effects were partially offset by an increase in the discount rate of Ps. 74,428,069, or in percentage terms, from 6.18% in 2019 to 6.23% in 2020, which motivated the CGUs with higher revenues, sales volume, price and exchange rates to recognize this effect.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2022	2021	2020
Average crude oil price	59.37 U.S.$/bl	56.60 U.S.$/bl	52.96 U.S.$/bl
Average gas price	4.98 U.S.$/mpc	4.66 U.S.$/mpc	5.21 U.S.$/mpc
Average condensates price	64.95 U.S.$/bl	65.50 U.S.$/bl	61.09 U.S.$/bl
After-tax discount rate	9.31% annual	6.89% annual	6.23% annual
Pre-tax discount rate	14.27% annual	10.68% annual	9.72% annual
For 2022, 2021 and 2020 the total forecast production, calculated with a horizon of 25 years, was 7,078 Billion barrels per day (Bbd), 7,341 Bbd and 6,731 Bbd per day of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2022, 2021 and 2020, values in use for CGU with impairment or reversal of impairment are:

	2022		2021	2020
Chuc	Ps.	58,826,338	86,217,289	35,037,408
Aceite Terciario del Golfo	44,910,967		75,544,451	38,617,385
Tsimin Xux	42,487,962		29,336,464	21,703,642
Ogarrio Magallanes	29,222,531		25,089,823	—
Crudo Ligero Marino	27,993,723		34,424,670	11,455,311
Burgos	13,254,788		4,403,791	16,003,831
Ixtal - Manik	10,377,668		23,071,621	10,361,747
Antonio J. Bermúdez	10,090,851		18,666,302	23,717,426
Arenque	5,307,805		5,920,659	5,296,420
Ébano (CEE)	4,857,880		(7,573,109)	—
Tamaulipas Constituciones	3,000,177		5,878,883	4,971,235
Cuenca de Macuspana	82,209		722,874	899,838
Misión (CEE)	(493,897)		(101,442)	832,234
Lakach	(2,246,174)		(1,820,553)	(571,834)
Cárdenas-Mora	(3,909,463)		4,893,697	—
Santuario El Golpe	(4,082,727)		17,225,366	—
Cantarell	(13,106,589)		54,669,897	121,968,126
Poza Rica	—		—	6,276,904
Costero	—		—	5,335,394
Total	Ps.	226,574,049	376,570,683	301,905,067
Cash-Generating Units of Pemex Industrial Transformation
As of December 31, 2022, 2021 and 2020, Pemex Industrial Transformation recognized a net impairment of Ps. (25,615,351), Ps. (32,153,192) and Ps. (71,761,571), respectively, shown by CGUs as follows:

	2022		2021	2020
Minatitlán Refinery	(17,502,044)		(4,678,358)	(37,432,704)
Morelos Petrochemical Complex	(7,512,584)		365,522	(2,350,704)
Cangrejera Petrochemical Complex	(6,419,084)		(1,115)	—
Salamanca Refinery	(5,819,013)		(2,187,781)	(5,386,525)
Poza Rica Gas Processor Complex	(3,656,338)		—	—
Arenque Gas Processor Complex	(199,943)		—	—
Salina Cruz Refinery	(101,943)		(3,263,118)	—
Cadereyta Refinery	(68,460)		(2,195,115)	(2,083,755)
Tula Refinery	9,757,714		(6,446,357)	(2,820,750)
Madero Refinery	5,244,262		(13,216,073)	(18,412,688)
Cosoleacaque Petrochemical Complex	630,486		(726,631)	—
Pajaritos Petrochemical Complex	31,596		195,834	(1,484,489)
Nuevo Pemex Gas Processor Complex	—		—	(1,080,831)
Ciudad Pemex Gas Processor Complex	—		—	(709,125)
Total	Ps.	(25,615,351)	(32,153,192)	(71,761,571)
As of December 31, 2022, the net impairment of Ps. (25,615,351) was mainly due to: (i) the negative effect due to an exchange rate, from Ps. 20.5835 = U.S.$1.00 as of December 31, 2021, to Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, and (ii) a negative effect in the discount rate, from 9.45% in 2021 to 14.16% in 2022; and (iii) a projected decrease in revenues.
As of December 31, 2021, the net impairment of Ps. (32,153,192) was mainly the result of the following factors: (i) the inability to achieve the projected production rate due to operational issues; (ii) the Ultra-Low Sulfur Gasoline (ULSG) and Ultra-Low Sulfur Diesel (ULSD) projects have not received any resources for their continuation and no provision is made for the continuation of these works within the approved budget for 2022; and (iii) the total impairment in the Madero Refinery due to high operating costs and expenses. These effects were partially offset by (i) a projected increase in revenues due to the increase in sales prices for secondary petrochemical CGUs; (ii) an increase in the exchange rate of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S.$1.00 as of December 31, 2020, to Ps. 20.5835 = U.S.$1.00 as of December 31, 2021; and (iii) a decrease in the discount rate from 10.83% in 2020 to 9.45% in 2021.
As of December 31, 2020, the impairment of Ps. (71,761,571) was mainly due to (i) lower production levels, mainly at the Madero, Minatitlan and Tula Refineries due to a lower crude oil processing rate than previously projected; (ii) decrease in the price of products; (iii) a decrease in the discount rate of CGUs of refined products and gas by 0.64% and 0.46%, respectively, and increase in petrochemicals by 1.15% and ethylene by 0.26%; and (iv) the depreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 18.8452 = U.S.$1.00 as of December 31, 2019 to Ps. 19.9487 = U.S.$1.00 as of December 31, 2020, which are used as cash flows when U.S. dollars are taken as reference.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021
	Refining			Gas			Petrochemicals			Ethylene			Fertilizers
Average crude oil Price (U.S.$)	68.79	60.4	48.89	N.A.			N.A.			N.A.			N.A
Processed volume (1)	909 mbd	891 mbd	920 mbd	2,061 mmpcd of humid gas	2,148 mmpcd of humid gas	2,134 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$19.4143	$20.5835	$19.9487	$19.4143	$20.5835	$19.9487	$19.4143	20.5835	$19.9487	$19.4143	20.5835	$19.9487	$19.4143	$20.5835
Useful lives of the cash-generating units (year average)	12	11	12	7	7	7	5	6	7	5	5	6	4	5
Pre-tax discount rate	14.16%	9.45%	10.83%	13.20%	10.15%	9.76%	10.73%	8.63%	9.76%	10.73%	8.63%	8.29%	13.25%	9.96%
Period (2)	2023 - 2034	2022 - 2033	2020 - 2032	2023 - 2029	2022 - 2029	2020 - 2027	2023 - 2027	2022 - 2027	2020 - 2027	2023 - 2027	2020-2026		2023 - 2026	2020 - 2026

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2022, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2022		2021	2020
Salina Cruz Refinery	Ps.	49,725,087	31,909,325	30,422,588
Tula Refinery	48,695,398		39,815,742	34,829,922
Cadereyta Refinery	48,191,707		39,432,148	40,793,541
Nuevo Pemex Gas Processor Complex	31,708,026		—	—
Salamanca Refinery	17,799,786		51,998,803	44,777,784
Madero Refinery	10,279,749		—	6,799,072
Minatitlán Refinery	4,061,210		20,545,810	18,819,247
Cosoleacaque Petrochemical Complex	1,974,484		625,255	—
Arenque Gas Processor Complex	105,610		—	—
Cangrejera Ethylene Processor Complex	—		—	11,493,567
Morelos Ethylene Processor Complex	—		7,903,064	9,396,765
Total	Ps.	212,541,057	192,230,147	197,332,486
Cash-Generating Units of Pemex Logistics
As of December 31, 2022, 2021 and 2020, Pemex Logistics recognized a net reversal of impairment of Ps. 2,121,045, an impairment of Ps. (3,161,108) and a reversal of impairment of Ps. 426,560, respectively.
The net (impairment) and reversal of impairment were in the following CGUs:

	2022		2021	2020
Construction in progress	Ps.	2,121,045	(2,927,035)	—
Vessel	—		—	303,516
Land and transport (white pipelines)	—		(234,073)	123,044
Reversal of impairment (impairment), net	Ps.	2,121,045	(3,161,108)	426,560

	As of December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Pipelines			Landing transport			Vessel
Discount rate	12.73%	12.57%	11.97%	12.73%	12.57%	11.97%	12.73%	12.57%	11.97%
Useful life	19	20	22	2	3	5	16	17	19

As of December 31, 2022, Pemex Logistics recognized a net reversal of impairment of Ps. 2,121,045 due to: (i) the capitalization of some work in progress, and (ii) an increase in the discount rate to project future cash flows from 12.57% in 2021 to 12.73% in 2022.
As of December 31, 2021, Pemex Logistics recognized a net impairment of Ps. (3,161,108) due to: (i) an impairment in some works in progress, for which a reservation was estimated due to the economic adjustments that PEMEX presents for these projects and (ii) an increase in the discount rate to project future cash flows from 11.97% in 2020 to 12.57% in 2021.
As of December 31, 2020, Pemex Logistics recognized a reversal of impairment in land transport and vessel CGUs for Ps. 426,560, mainly due to an increase in projected cash inflows.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2022, 2021 and 2020, corresponding to the discounted cash flows at the rate of 12.73%, 12.57% and 11.97%, respectively, as follows:

	2022		2021	2020
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,431,256	76,522,522	95,169,597
Pipelines	43,707,101		113,847,249	88,740,662
Primary logistics	74,294,282		72,281,553	108,036,325
Total	Ps.	184,432,639	262,651,324	291,946,584
Cash-Generating Units of Pemex Fertilizers
CGU is a plant used in the ammonia process.
The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration.
Discount rate
The discount rate used as of December 31, 2020 was 9.51% due to the updating of comparable companies taken as reference to the determination of the discount rate.
As of December 31, 2020, Pemex Fertilizers recognized an impairment of Ps. (92,444) in CGUs mentioned above. The impairment was mainly caused from (i) the decrease in projected production due to the lack of raw material, (ii) increase in raw material prices, and (iii) decrease in ammonia prices.

December 31, 2020
Exchange rate	19.9487
Discount rate	9.51%
Useful life	22

G.PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the Comisión Nacional de Hidrocarburos (“National Hydrocarbons Commission” or “CNH”) and are classified into:
a.Production-sharing contracts;
b.Profit-sharing contracts;
c.License agreements; and
d.Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2022 are:
a.Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.
I.Production contracts without a partner
•Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. Pemex Exploration and Production owns 100% of this contractual area.
II.Production contracts in consortium
•Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by Pemex Exploration and Production and Deutsche Erdoel AG (“DEA”) and Compañía Española de Petróleos, S. A. U., (jointly liable). The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. Pemex Exploration and Production and DEA each have a 50% interest in this contractual area. Pemex Exploration and Production is the operator under this contract.
•Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, pursuant to a consortium formed by Pemex Exploration and Production, EPC Hidrocarburos México, S. A. de C. V. (EPC). and Ecopetrol Global Energy, S. L. U. (jointly liable). Pemex Exploration and Production was designated by all the participating companies and with the approval of the CNH as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies. Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, DEUTSCHE Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production, Deutsche Erdoel México S. de R.L. de C.V. (as operator) and CEPSA E.P. México S. de R.L. de C.V., as jointly liable. Pemex Exploration and Production owns 40% of this contractual area, Deutsche Erdoel México S. de R.L. de C.V. owns 40%, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Exploration and Extraction Contract, related to Block 18, Tampico Misantla, pursuant to a consortium by Pemex Exploration and Production (as operator) and CEPSA E.P. México S. de R.L. de C.V. (as partner). Pemex Exploration and Production owns 80% of this contractual area, and CEPSA E.P. México S. de R.L. de C.V. owns 20%.
•Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. (as partner). Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by Pemex Exploration and Production (as operator) and Total E&P México, S.A. de C.V. Pemex Exploration and Total E&P México, S.A. de C.V each have a 50% interest in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V (as operator) and Pemex Exploration and Production. Shell Exploración y Extracción de México, S.A. de C.V. and Pemex Exploration each have a 50% interest in this contractual area.
•Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. Pemex Exploration and Production owns 64% of this contractual area and PETROFAC owns 36%.
•Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). Pemex Exploration and Production owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.
•Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by Pemex Exploration and Production (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). Pemex Exploration and Production owns 45% of this contractual area, Servicios Múltiples de Burgos owns 54.99%, while D&S Petroleum S.A. de C.V. owns 0.01%.
b.License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.
I.License contracts without association
•Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which Pemex Exploration and Production owns 100% of the project.
•Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas, in which Pemex Exploration and Production owns 100% of the project.
II.License contracts in association
•Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and Pemex Exploration and Production, (as partner). Chevron, Pemex Exploration and Production and INPEX have a 37.5%, 27.5% and 35% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.
•Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, formed by Pemex Exploration and Production (as partner) and Shell Exploración y Extracción de México, S.A. de C.V. (as operator). Pemex Exploration and Production and Shell Exploración y Extracción de México, S.A. de C.V. each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by Pemex Exploration and Production, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, Pemex Exploration and Production and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35% interest in this project, respectively.
•A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.
•Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). Pemex Exploration and Production and Petrolera Cárdenas Mora, S. A. P. I. de C. V. each have a 50% of interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by Pemex Exploration and Production (as partner), Deutche Erdoel México, S. de R.L. de C.V. (as operator) and DEA Deutche Erdoel, A.G. (“DEA”) (jointly liable). Pemex Exploration and Production and DEA each have a 50% interest in this project.
•Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by Pemex Exploration and Production (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). Pemex Exploration and Production has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2022	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	19,256,552	—	—	—	—	—	—	—	—	—	1,104,331	1,475,643	1,135,858
Cost of sales	5,802,059	103,938	51,069	35,832	38,675	73,599	29,134	86,593	144,327	32,342	2,253,631	108,622	1,204,615
Gross income (loss)	13,454,493	(103,938)	(51,069)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,342)	(1,149,300)	1,367,021	(68,757)
Other income (loss), net	28,255	(9,300)	(3,425)	—	—	—		—	—	—	—	—	(696)
Administrative expenses	274	—	—	—	—	—	—	—	—	—	5,967	—	84,891
Operating income (loss)	13,482,474	(113,238)	(54,494)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,342)	(1,155,267)	1,367,021	(154,344)
Taxes, duties and other	4,908,531	—	—	—	—	—	—	—	—	171	43,724	324,198	—
Net income (loss)	8,573,943	(113,238)	(54,494)	(35,832)	(38,675)	(73,599)	(29,134)	(86,593)	(144,327)	(32,513)	(1,198,991)	1,042,823	(154,344)
Cash and cash equivalents	—	198,344	74,011	—	—	123,294	98,436	114,708	—	—	15,208	—	—
Accounts receivable	70,044,445	284,298	56,568	35,105	15,867	36,961	1,139,578	253,171	48,200	316,429	10,901,871	7,920,779	3,995,264
Total current assets	70,044,445	482,642	130,579	35,105	15,867	160,255	1,238,014	367,879	48,200	316,429	10,917,079	7,920,779	3,995,264
Wells, pipelines, properties, plant and equipment, net	28,124,354	—	—	—	—	—	—	—	—	—	59,970	1,683,427	248,525
Other assets	—	12,111	—	—	—	—	—	—	—	—	—	—	—
Total assets	98,168,799	494,753	130,579	35,105	15,867	160,255	1,238,014	367,879	48,200	316,429	10,977,049	9,604,206	4,243,789
Suppliers	14,090,553	11,241	10,031	78,075	76,201	738	14,423	1,007	313,501	661,367	5,434,599	2,479,654	3,072,209
Taxes and duties payable	537,063	968	1,223	—	—	1,643	951	2,076	—	—	9,077	15,859	7,003
Other current liabilities	4,700,634	896,333	487,011	61,851	50,871	446,951	1,308,915	610,383	98,992	48,402	2,222,286	3,033,148	565,073
Deferred income taxes	4,284,410	—	—	—	—	—	—	—	—	—	—	—	—
Total liabilities	23,612,660	908,542	498,265	139,926	127,072	449,332	1,324,289	613,466	412,493	709,769	7,665,962	5,528,661	3,644,285
Equity (deficit), net	65,982,196	(300,551)	(313,192)	(68,989)	(72,530)	(215,478)	(57,141)	(158,994)	(219,966)	(360,827)	4,510,078	3,032,722	753,848

	License contracts
As of /For the year ended December 31, 2022	Trion	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	2,092,236	2,084,907	422,796
Cost of sales	—	42,947	127,366	66,975	71,444	63,617	2,325,582	959,465	1,162,390
Gross income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(233,346)	1,125,442	(739,594)
Other income (loss), net	—	—	—	—	—	—	(459)	(26)	(8,374)
Administrative expenses	—	—	—	—	—	—	61	86,162	147,842
Operating income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(233,866)	1,039,254	(895,810)
Taxes, duties and other	—	—	—	—	—	—	263,585	306,956	—
Net income (loss)	—	(42,947)	(127,366)	(66,975)	(71,444)	(63,617)	(497,451)	732,298	(895,810)
Cash and cash equivalents	—	—	—	108,522	114,901	—	40	—	—
Accounts receivable	—	31,269	157,640	44,581	36,291	341,860	8,648,213	1,359,559	1,576,331
Total current assets	—	31,269	157,640	153,103	151,192	341,860	8,648,253	1,359,559	1,576,331
Wells, pipelines, properties, plant and equipment, net	—	—	—	—	—	—	295,650	1,336,020	222,840
Total assets	—	31,269	157,640	153,103	151,192	341,860	8,943,903	2,695,579	1,799,171
Suppliers	—	181,591	390,009	89,438	99,996	575,293	3,974,082	2,344,715	2,085,393
Taxes and duties payable	—	—	—	5,521	5,893	—	7,506	12,752	1,729
Other current liabilities	—	59,442	201,321	459,113	477,335	116,107	1,390,814	4,021,185	262,675
Total liabilities	—	241,033	591,330	554,072	583,224	691,400	5,372,402	6,378,652	2,349,797
Equity (deficit), net	—	(166,817)	(306,324)	(333,994)	(360,588)	(285,923)	4,068,952	(4,415,371)	345,184